SEGMENT INFORMATION (Details 1) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Segment assets	$ 89,454	¥ 648,853	$ 57,987	¥ 399,991	¥ 413,382	¥ 527,136
Elimination of inter-segment receivables	(11,029)	(80,000)	(11,599)	(80,000)	(80,000)
Total assets	78,425		46,388		333,448		¥ 568,853	¥ 319,991
Segment liabilities	64,007	464,252	29,942	206,534	219,613	209,219
Elimination of inter-segment payables	(11,029)	(80,000)	(11,599)	(80,000)	(80,000)
Deferred tax liabilities		5,266	765	5,276	2,544	10,426
Income tax payable	1,617	11,729	1,556	10,732	9,254	18,612
Total liabilities	55,321		20,664		151,411		¥ 401,247	¥ 142,542
Deferred tax liabilities	726
Total liabilities	55,321		20,664	142,542	151,411	238,257
Wastewater Treatment [Member]
IfrsStatementLineItems [Line Items]
Segment assets	43,165	313,098	45,264	312,229	390,895	337,050
Segment liabilities	15,640	113,448	15,526	107,096	113,124	116,140
Exploration And Mining [Member]
IfrsStatementLineItems [Line Items]
Segment assets	35,188	255,233	41	286	321	39
Segment liabilities	35,633	258,436	478	3,298	3,294	3,013
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Segment assets	11,101	80,522	12,682	87,476	22,166	190,047
Segment liabilities	$ 12,734	¥ 92,368	$ 13,938	¥ 96,140	¥ 103,195	¥ 90,066